Derivatives and Fair Value Measurements - Significant Other Observable Inputs (Detail) - Level 2 - Significant Other Observable Inputs [Member] - Swaps [Member] - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Derivatives, Fair Value [Line Items]
Net Assets (Liabilities)	$ 4,377	$ (5,486)
Prepaids and Other Current Assets [Member]
Derivatives, Fair Value [Line Items]
Derivative Assets	3,532	0
Deferred Charges and Other Assets [Member]
Derivatives, Fair Value [Line Items]
Derivative Assets	845	0
Other Current Liabilities [Member]
Derivatives, Fair Value [Line Items]
Derivative Liabilities	0	(4,267)
Other Deferred Credits [Member]
Derivatives, Fair Value [Line Items]
Derivative Liabilities	$ 0	$ (1,219)